Leasing - Maturities of Operating and Finance Leases After Adopting 2016-02 (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Operating leases
2025	$ 204
2026	199
2027	177
2028	150
2029	139
2030 and thereafter	669
Total lease payments	1,538
Less: Imputed interest	217
Total	$ 1,321	$ 1,356